Condensed Consolidated and Combined Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Cash flows from operating activities
Net income (loss)	$ (5,733)
Adjustments to reconcile combined net income to net cash provided by (used in) operating activities:
Bad debt expense	1,496
Depreciation and amortization	1,636
(Income) loss from equity method investments	2,966
Equity-based compensation	112,726
Other	2,949
Changes in assets and liabilities:
Accounts receivable	4,738
Other receivables	(3,234)
Prepaid expenses and other assets	1,018
Deferred compensation	(1,181)
Compensation payable	(7,998)
Accounts payable and accrued expenses	7,667
Deferred revenue	484
Other liabilities	294
Net cash provided by (used in) operating activities	117,828
Cash flows from investing activities
Purchase of investments	(91,107)
Proceeds from sales of investments	83,237
Investment in equity method investments	(4,445)
Note payments received from employees	831
Notes issued to employees	(119)
Purchase of equipment and leasehold improvements	(2,381)
Change in restricted cash	(131)
Net cash provided by (used in) investing activities	(14,115)
Cash flows from financing activities
Pre-offering distribution to partners	(195,017)
Tax distributions to partners	(46,990)
IPO related proceeds (net of $10,316 of offering costs)	163,682
Distributions of IPO proceeds to partners	(139,429)
Dividends and distributions	(10,894)
Other cash contributions from (distributions to) Parent	(34,730)
Cash proceeds from issuance of Class B common stock	500
Other	(938)
Net cash provided by (used in) financing activities	(263,816)
Effect of exchange rate fluctuations on cash and cash equivalents	(823)
Net increase (decrease) in cash and cash equivalents	(160,926)
Cash and cash equivalents, beginning of period	303,024
Cash and cash equivalents, end of period	142,098
Cash paid during the period for:
Income taxes	2,877
Other non-cash activity
Initial establishment of deferred tax assets, net of amounts payable under tax receivable agreement	10,854
Capitalized IPO expenses paid in prior or subsequent period	1,575
Tax benefit related to settlement of appreciation units	4,308
Establishment of deferred tax asset related to reorganization	3,261
Increase in deferred tax asset related to IPO	1,302
Other non-cash distributions	$ 1,724